Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting policies [Abstract]
Estimated economic useful lives for premises and equipment except for land

While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis by applying the following estimated economic useful lives on the amount of cost or revalued amount less residual value.

Useful life
Buildings used for business purpose	35 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 5 years

Estimated useful life for intangible assets

The estimated useful life and amortization method of intangible assets with a finite useful life are reviewed at the end of each reporting period. The estimated useful life and amortization method of intangible assets with an indefinite useful life are reviewed at the end of each reporting period to ensure that the asset has an indefinite useful life. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate.

Useful life
Industrial property rights	10 years
Development costs	5 years
Software and others	1 to 10 years